RELATED PARTY TRANSACTION (Details)			1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 11, 2014	Feb. 28, 2014 USD ($)	Jul. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	May. 31, 2014 USD ($)	Nov. 30, 2013 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($)	Jun. 30, 2014	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May. 31, 2015 $ / shares	Aug. 31, 2013 USD ($) $ / shares	Dec. 31, 2012 USD ($) $ / shares
RELATED PARTY TRANSACTION (Details) [Line Items]
Capital Lease Obligations				$ 31,368							$ 31,368
Class of Warrant or Rights, Exercised (in Shares) | shares											10,760
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares								$ 10.00							$ 19.00
Repayments of Notes Payable											$ 122,756	$ 93,364	$ 180,229	$ 300,455
Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount						$ 607,500		$ 33,319
Debt Instrument, Term						36 months		11 months
Debt Instrument, Interest Rate, Stated Percentage	15.00%					50.00%		7.50%
Debt Instrument, Maturity Date	Apr. 11, 2015
Number of Notes Payable						8
Automobiles [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount														$ 51,880
Debt Instrument, Interest Rate, Stated Percentage														6.50%
Equipment [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount							$ 313,477
Debt Instrument, Interest Rate, Stated Percentage							16.00%
Number of Notes Payable							2
Debt Instrument, Maturity Date, Description							May 2014			November 2014
Director [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount				$ 50,000			$ 313,477				$ 50,000
Debt Instrument, Term				90 days
Debt Instrument, Interest Rate, Stated Percentage				8.00%			16.00%				8.00%
Number of Notes Payable							2
Debt Instrument, Maturity Date, Description							May 2014
Debt Instrument, Collateral							collateralized by the third-party equipment being procured
Director [Member] | Automobiles [Member] | Capital Lease Arrangement [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Term					4 years
Debt Instrument, Interest Rate, Stated Percentage					9.00%				9.00%				9.00%
Number of Automobiles Under Capital Lease					2
Capital Lease Obligations					$ 35,098				$ 35,098				$ 35,098
Chief Executive Officer [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Term		60 days
Class of Warrant or Rights, Exercised (in Shares) | shares			2,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares			$ 10.00
Repayments of Notes Payable														$ 120,000
Chief Executive Officer [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount		$ 25,000												60,000			$ 120,000
Debt Instrument, Interest Rate, Stated Percentage		3.00%															3.00%
Debt Instrument, Portion used to Pay for Exercise of Warrants			$ 7,500
Repayments of Notes Payable									17,500
Notes Payable, Related Parties					$ 7,500				$ 7,500				$ 7,500
Debt Instrument, Maturity Date		Apr. 01, 2015
Chief Executive Officer [Member] | Convertible Notes Payable [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount														$ 60,000		$ 40,000	$ 120,534
Debt Instrument, Interest Rate, Stated Percentage																3.00%	3.00%
Debt Instrument, Maturity Date														Mar. 14, 2014
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares																$ 5.00	$ 0.10
Immediate Family Member of Management or Principal Owner [Member] | Notes Payable, Other Payables [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount							$ 60,000
Debt Instrument, Interest Rate, Stated Percentage							3.00%
Repayments of Notes Payable														$ 60,000
Immediate Family Member of Management or Principal Owner [Member] | Convertible Notes Payable [Member]
RELATED PARTY TRANSACTION (Details) [Line Items]
Debt Instrument, Face Amount							$ 60,000
Debt Instrument, Interest Rate, Stated Percentage							3.00%
Debt Instrument, Maturity Date							Mar. 31, 2014
Debt Instrument, Convertible, Conversion Price (in Dollars per share) | $ / shares							$ 5.00